Note 12 - Investments in Associates - Schedule of Equity Share of Net Income (Loss) (Details) - CAD ($) $ in Thousands						12 Months Ended
	Oct. 04, 2024	Mar. 12, 2024	Oct. 13, 2022	Apr. 01, 2022	Feb. 25, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Exploration and evaluation						$ 5,512	$ 9,311	$ 9,217
Marketing						677	737	809
Share-based compensation						721	874	1,188
Net loss of associate, 100%						108,138	17,213	(24,908)
Company’s share of net loss of associates						3,858	6,182	5,880
Dolly Varden [member]
Statement Line Items [Line Items]
Cost recoveries						0	0	0
Exploration and evaluation						17,875	24,806	16,936
Marketing						1,781	1,409	1,057
Share-based compensation						2,601	1,971	1,786
Administrative and other						(1,608)	(1,536)	(508)
Net loss of associate, 100%						$ 20,649	26,650	19,271
Equity interest transferred to held for sale	16.11%	19.99%	22.20%		35.33%	16.11%
Company’s share of net loss of associates						$ 3,837	$ 6,177	$ 5,856
Dolly Varden [member] | Weighted average [member]
Statement Line Items [Line Items]
Equity interest transferred to held for sale						18.58%	23.18%	30.40%
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Cost recoveries						$ (3,508)	$ (5,517)	$ (4,412)
Exploration and evaluation						1,208	1,907	1,642
Marketing						131	464	312
Share-based compensation						0	0	2,433
Administrative and other						2,255	3,166	121
Net loss of associate, 100%						$ 86	20	96
Equity interest transferred to held for sale				25.00%		25.00%
Company’s share of net loss of associates						$ 21	$ 5	$ 24
Universal Mineral Services (UMS) [member] | Weighted average [member]
Statement Line Items [Line Items]
Equity interest transferred to held for sale						25.00%	25.00%	25.00%
Total for all associates [member]
Statement Line Items [Line Items]
Cost recoveries						$ (3,508)	$ (5,517)	$ (4,412)
Exploration and evaluation						19,083	26,713	18,578
Marketing						1,912	1,873	1,369
Share-based compensation						2,601	1,971	4,219
Administrative and other						647	1,630	(387)
Net loss of associate, 100%						20,735	$ 26,670	$ 19,367
Equity interest transferred to held for sale							100.00%	100.00%
Company’s share of net loss of associates						$ 3,858	$ 6,182	$ 5,880
Total for all associates [member] | Weighted average [member]
Statement Line Items [Line Items]
Equity interest transferred to held for sale